Financial instruments - fair values (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Tabular Form of Financial Assets and Financial Liabilities at Carrying Value and Fair Value
The following are the fair values and carrying amounts of financial assets and liabilities in the Unaudited Condensed Consolidated Statement of Financial Position at June 30:

	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	2025 $ 'millions	2025 $ 'millions	2024 $ 'millions	2024 $ 'millions
Assets
Regulatory deposits	17	17	14	14
Loans receivable	2	2	1	1
Advance for sportsbook software	120	120	117	117
Trade and other receivables	86	86	63	63
Restricted cash	10	10	9	9
Cash and cash equivalents	393	393	388	388
Fixed term deposits	16	16	14	14
Total	644	644	606	606

Liabilities
Lease liabilities	76	76	73	73
Derivative financial instruments	3	3	2	2
Trade and other payables	209	209	228	228
Customer liabilities (at fair value through profit/loss)	60	60	53	53
Dividends payable	—	—	75	75
Total	348	348	431	431

Net	296	296	175	175